Business Combination (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 09, 2021	May 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Disclosure of Business Combination [Abstract]
Consideration transferred amount	$ 26,676
Cash consideration	$ 23,000
Common shares (in Shares)	415,000
Common shares value	$ 3,676
Services amount	2,000
Monthly payments	$ 110
Electrical components		$ 5,954
Decrease of provisional value		1,127
Acquisition date of buildings		7
Land		11
Intangible assets (favorable lease)		200
Goodwill		945
Goodwill arising from the acquisition		$ 17,900
Revenues			$ 7,690
Hosting fees				$ 3,907